Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory pending approval by U.S. Food and Drug Administration or other regulatory agencies	$ 16.4	$ 49.7
Finished goods	1,250.3	1,104.6
Warner Chilcott [Member]
Inventory [Line Items]
Finished goods	$ 235.1